Organization and Description of Business (Details) - USD ($) $ in Millions			4 Months Ended
	Mar. 04, 2026	Aug. 16, 2022	Jun. 30, 2026
Organization and Description of Business [Line Items]
U.S. federal excise tax percent		1.00%
Percentage of fair value exercise tax		1.00%
Other liabilities			$ 1.3
Proceeds from IPO opening cash	$ 15.1
Successor [Member]
Organization and Description of Business [Line Items]
Excise tax percent			1.00%
Class A Ordinary Shares [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Organization and Description of Business [Line Items]
Shares redeemed			33,581,540
Redemption amount paid			$ 357.1